INVESTMENTS, DEBT AND DERIVATIVES - Security deposits (Details) $ / mHz in Millions, $ in Millions	Jul. 22, 2019 USD ($) numberOfMegahertz $ / mHz	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 19, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)
Disclosure of financial assets [line items]
Financial assets		$ 185			$ 395
At amortized cost
Disclosure of financial assets [line items]
Financial assets		148			364
Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Financial assets		$ 49			$ 325
PTA License Renewal
Disclosure of financial assets [line items]
License renewal assessment, tax percentage	13.00%
PTA License Renewal | Security deposits and cash collateral | At amortized cost
Disclosure of financial assets [line items]
Financial assets			$ 225	$ 326		$ 57
PTA License Renewal | 900 MHz Spectrum
Disclosure of financial assets [line items]
License renewal assessment, amount per spectrum block | $ / mHz	40
Frequency bands | numberOfMegahertz	900
License renewal assessment, total amount	$ 450
PTA License Renewal | 1800 MHz spectrum
Disclosure of financial assets [line items]
License renewal assessment, amount per spectrum block | $ / mHz	30
Frequency bands | numberOfMegahertz	1,800